Consolidated statement of financial position - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Goodwill	€ 47,243	€ 47,243
Other intangible assets	32,158	31,928
Right of Use assets	19,289	22,690
Property, plant and equipment	641,402	392,717
Financial assets - investments FVTPL	782	1,084
Other non-current financial assets	3,839	1,334
Deferred tax assets	69,210	55,877
Total non-current assets	813,923	552,873
Current assets
Inventories	213,254	148,917
Contract assets	103,417	62,133
Trade receivables	212,734	165,259
Other current financial assets	33,602	27,217
Tax receivables	21,018	25,063
Other receivables	33,010	26,341
Cash and cash equivalents	228,740	411,039
Total current assets	845,775	865,969
Total assets	1,659,698	1,418,842
Equity
Share capital	21,698	21,698
Reserves and Retained Earnings	831,583	686,055
Net profit attributable to equity holders of the parent	142,849	134,321
Equity attributable to equity holders of the parent	996,130	842,074
Non-controlling interests	(220)	(415)
Total equity	995,910	841,659
Non-current liabilities
Non-current financial liabilities	148,407	202,296
Employees Benefits	8,315	11,853
Provisions	5,552	3,499
Deferred tax liabilities	20,952	19,105
Other non-current liabilities	18,060	1,808
Total non-current liabilities	201,286	238,561
Current liabilities
Current financial liabilities	70,754	46,195
Trade payables	239,179	164,787
Contract Liabilities	14,847	18,771
Advances from customers	26,568	23,616
Tax payables	41,655	19,440
Other liabilities	69,499	65,813
Total current liabilities	462,502	338,622
Total liabilities	663,788	577,183
Total equity and liabilities	€ 1,659,698	€ 1,418,842